CURRENT/NON-CURRENT DISTINCTION (Details) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
ASSETS
Cash and due from banks	$ 229,098,272	$ 150,719,643	$ 197,594,880
Cash	114,005,581	59,547,824
Argentine Central Bank	103,634,933	84,654,328
Other local financial institutions	10,241,998	6,428,404
Others	1,215,760	89,087
Debt Securities at fair value through profit or loss	46,415,822	69,707,595	$ 119,850,286
Derivatives	3,795,093	920,381
Reverse Repo Transactions	755,708,132	67,206,248
Other financial assets	46,499,784	25,246,191
Loans and other financing	482,455,084	728,474,749
To the non-financial public sector	2,070,115	864,785
To the financial sector	4,006,546	2,007,125
To the Non-Financial Private Sector and Foreign residents	476,378,423	725,602,839
Other debt securities	251,180,541	839,975,567
Pledged as collateral	46,382,606	45,056,529
Current income tax assets		3,039,566
Inventories	0	208,923
Investments in equity instruments	365,985	1,565,010
Property, plant and equipment	51,151,635	57,217,390
Investment Property	45,597,064	52,637,396
Intangible assets	67,634,055	69,368,706
Deferred income tax assets	12,960,099	37,997,568
Other non-financial assets	18,763,829	16,647,728
TOTAL ASSETS	2,058,008,001	2,165,989,190
LIABILITIES
Deposits	1,548,928,056	1,705,009,583
Non-financial public sector	100,747,830	86,705,591
Financial sector	476,539	315,861
Non-financial private sector and foreign residents	1,447,703,687	1,617,988,131
Liabilities at fair value through profit or loss	607,903	6,661,539
Repo Transactions	940,332
Other financial liabilities	72,738,928	56,381,855
Financing received from the Argentine Central Bank and other financial institutions	2,691,969	17,219,834
Unsubordinated debt securities		1,748,271
Current income tax liability	737,181
Provisions	14,897,667	5,267,946
Deferred income tax liability	1,614,907	565,339
Other non-financial liabilities	73,200,297	85,591,165
TOTAL LIABILITIES	1,716,357,240	1,878,445,532
Up to 1 year [member]
ASSETS
Cash and due from banks	229,098,272	150,719,643
Cash	114,005,581	59,547,824
Argentine Central Bank	103,634,933	84,654,328
Other local financial institutions	10,241,998	6,428,404
Others	1,215,760	89,087
Debt Securities at fair value through profit or loss	46,415,822	69,707,595
Derivatives	3,795,093	920,381
Reverse Repo Transactions	755,708,132	67,206,248
Other financial assets	46,499,784	25,246,191
Loans and other financing	404,549,650	580,663,665
To the non-financial public sector	1,834,358	128,427
To the financial sector	3,265,728	1,868,427
To the Non-Financial Private Sector and Foreign residents	399,449,564	578,666,811
Other debt securities	133,761,633	763,440,474
Pledged as collateral	46,382,606	45,056,529
Current income tax assets		3,039,566
Inventories		208,923
Deferred income tax assets	2,203,863	5,646,967
Other non-financial assets	2,090,893	8,486,553
TOTAL ASSETS	1,670,505,748	1,720,342,735
LIABILITIES
Deposits	1,249,698,981	1,705,009,233
Non-financial public sector	100,747,830	86,705,591
Financial sector	476,539	315,861
Non-financial private sector and foreign residents	1,148,474,612	1,617,987,781
Liabilities at fair value through profit or loss	607,903	6,661,539
Repo Transactions	940,332
Other financial liabilities	71,663,787	54,257,012
Financing received from the Argentine Central Bank and other financial institutions	1,252,379	12,458,785
Unsubordinated debt securities		1,748,271
Current income tax liability	737,181
Provisions	23,990	33,382
Deferred income tax liability	1,614,907	565,339
Other non-financial liabilities	73,200,297	85,591,165
TOTAL LIABILITIES	1,399,739,757	1,866,324,726
Later than one year [member]
ASSETS
Loans and other financing	77,905,434	147,811,084
To the non-financial public sector	235,757	736,358
To the financial sector	740,818	138,698
To the Non-Financial Private Sector and Foreign residents	76,928,859	146,936,028
Other debt securities	117,418,908	76,535,093
Investments in equity instruments	365,985	1,565,010
Property, plant and equipment	51,151,635	57,217,390
Investment Property	45,597,064	52,637,396
Intangible assets	67,634,055	69,368,706
Deferred income tax assets	10,756,236	32,350,601
Other non-financial assets	16,672,936	8,161,175
TOTAL ASSETS	387,502,253	445,646,455
LIABILITIES
Deposits	299,229,075	350
Non-financial private sector and foreign residents	299,229,075	350
Other financial liabilities	1,075,141	2,124,843
Financing received from the Argentine Central Bank and other financial institutions	1,439,590	4,761,049
Provisions	14,873,677	5,234,564
TOTAL LIABILITIES	$ 316,617,483	$ 12,120,806